Document and Entity Information	12 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2011
Registrant Name	John Hancock Funds II
Central Index Key	0001331971
Amendment Flag	false
Document Creation Date	Jun 29, 2012
Document Effective Date	Jul 2, 2012
Prospectus Date	Dec 31, 2011

John Hancock Funds II
Supplement dated June 29, 2012
to the Class A Prospectus dated December 31, 2011, as supplemented April 20, 2012
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	1.00
Distribution and service (12b-1) fees	0.30
Other expenses	0.47
Total annual operating expenses	1.77

Contractual expense reimbursement[1,2]	-0.19
Total annual fund operating expenses after expense reimbursements	1.58

[1]	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.58% of the average annual net assets for Class A shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

[2]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
Shares	Sold	Kept
1 Year	653	653
3 Years	1,012	1,012
5 Years	1,394	1,394
10 Years	2,465	2,465
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class A before tax	8.63	6.96	8.32
After tax on distributions	8.60	4.60	6.02
After tax on distributions, with sale	5.65	5.32	6.54
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
John Hancock Funds II
Supplement dated June 29, 2012
to the Class I Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	1.00
Other expenses[1]	0.55
Total annual operating expenses	1.55

Contractual expense reimbursement[2,3]	- 0.17
Total annual fund operating expenses after expense reimbursements	1.38

1	“Other expenses” have been restated to reflect current transfer agency and service fees.

2	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.38% of the average annual net assets for Class I shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

[3]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class I
1 Year	140
3 Years	473
5 Years	829
10 Years	1,831
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class I before tax	14.64	8.79	10.13
After tax on distributions	14.51	6.37	7.78
After tax on distributions, with sale	9.56	6.89	8.11
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
John Hancock Funds II
Supplement dated June 29, 2012
to the Class R6 Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.00
Other expenses[1]	0.49
Total annual operating expenses	1.49

Contractual expense reimbursement[2,3]	- 0.21
Total annual fund operating expenses after expense reimbursements	1.28

1	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.

2	The adviser has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.28% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[3]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R6
1 Year	130
3 Years	450
5 Years	793
10 Years	1,762
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class R6 before tax	14.48	8.54	9.88
After tax on distributions	14.26	6.11	7.51
After tax on distributions, with sale	9.45	6.67	7.89
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
John Hancock Funds II
Supplement dated June 29, 2012
to the Class NAV Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund	Contractual	Net fund
	Management	and service	Other	operating	expense	operating
Share class	fee	(12b-1) fees	expenses	expenses	reimbursement[1]	expenses
Class NAV	1.00	—	0.07	1.07	- 0.02	1.05

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	107	338	588	1,304
In the “Principal investment strategies” section in the Fund’s Summary section and in the “Additional Information about the Funds” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the Fund’s summary section, under the “Past performance” section, the “Average annual total returns” table is revised and replaced with the following:

	One	Five	Since	Date of
Average annual total returns (%)	Year	Year	Inception	Inception
as of 12-31-10				10-15-05
Class NAV before tax	14.88	8.91	10.26
Class NAV After tax on distributionsA	14.67	6.47	7.88
Class NAV After tax on distributions, with saleA	9.71	6.99	8.21
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88	10-15-05
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75	10-15-05
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20	10-15-05
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07	10-15-05
A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
*Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
John Hancock Funds II
Supplement dated June 29, 2012
to the Class 1 Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund	Contractual	Net fund
	Management	and service	Other	operating	expense	operating
Share class	fee	(12b-1) fees	expenses	expenses	reimbursement[1]	expenses
Class 1	1.00	0.05	0.07	1.12	-0.02	1.10

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	112	354	615	1,361
In the “Principal investment strategies” section in the Fund’s Summary section and in the “Additional Information about the Funds” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the Fund’s summary section, under the “Past performance” section, the “Average annual total returns” table is revised and replaced with the following:

	One	Five	Since	Date of
Average annual total returns (%)	Year	Year	Inception	Inception
as of 12-31-10				10-15-05
Class 1 before tax	14.88	8.86	10.21
Class 1 After tax on distributionsA	14.69	6.45	7.86
Class 1 After tax on distributions, with saleA	9.71	6.96	8.18
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88	10-15-05
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75	10-15-05
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20	10-15-05
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07	10-15-05
A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
*Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Supplement [Text Block]	jhf5_SupplementTextBlock
John Hancock Funds II
Supplement dated June 29, 2012
to the Class A Prospectus dated December 31, 2011, as supplemented April 20, 2012
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	1.00
Distribution and service (12b-1) fees	0.30
Other expenses	0.47
Total annual operating expenses	1.77

Contractual expense reimbursement[1,2]	-0.19
Total annual fund operating expenses after expense reimbursements	1.58

[1]	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.58% of the average annual net assets for Class A shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

[2]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
Shares	Sold	Kept
1 Year	653	653
3 Years	1,012	1,012
5 Years	1,394	1,394
10 Years	2,465	2,465
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class A before tax	8.63	6.96	8.32
After tax on distributions	8.60	4.60	6.02
After tax on distributions, with sale	5.65	5.32	6.54
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
John Hancock Funds II
Supplement dated June 29, 2012
to the Class I Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	1.00
Other expenses[1]	0.55
Total annual operating expenses	1.55

Contractual expense reimbursement[2,3]	- 0.17
Total annual fund operating expenses after expense reimbursements	1.38

1	“Other expenses” have been restated to reflect current transfer agency and service fees.

2	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.38% of the average annual net assets for Class I shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

[3]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class I
1 Year	140
3 Years	473
5 Years	829
10 Years	1,831
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class I before tax	14.64	8.79	10.13
After tax on distributions	14.51	6.37	7.78
After tax on distributions, with sale	9.56	6.89	8.11
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
John Hancock Funds II
Supplement dated June 29, 2012
to the Class R6 Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.00
Other expenses[1]	0.49
Total annual operating expenses	1.49

Contractual expense reimbursement[2,3]	- 0.21
Total annual fund operating expenses after expense reimbursements	1.28

1	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.

2	The adviser has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.28% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[3]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R6
1 Year	130
3 Years	450
5 Years	793
10 Years	1,762
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class R6 before tax	14.48	8.54	9.88
After tax on distributions	14.26	6.11	7.51
After tax on distributions, with sale	9.45	6.67	7.89
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
John Hancock Funds II
Supplement dated June 29, 2012
to the Class NAV Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund	Contractual	Net fund
	Management	and service	Other	operating	expense	operating
Share class	fee	(12b-1) fees	expenses	expenses	reimbursement[1]	expenses
Class NAV	1.00	—	0.07	1.07	- 0.02	1.05

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	107	338	588	1,304
In the “Principal investment strategies” section in the Fund’s Summary section and in the “Additional Information about the Funds” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the Fund’s summary section, under the “Past performance” section, the “Average annual total returns” table is revised and replaced with the following:

	One	Five	Since	Date of
Average annual total returns (%)	Year	Year	Inception	Inception
as of 12-31-10				10-15-05
Class NAV before tax	14.88	8.91	10.26
Class NAV After tax on distributionsA	14.67	6.47	7.88
Class NAV After tax on distributions, with saleA	9.71	6.99	8.21
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88	10-15-05
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75	10-15-05
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20	10-15-05
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07	10-15-05
A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
*Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
John Hancock Funds II
Supplement dated June 29, 2012
to the Class 1 Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund	Contractual	Net fund
	Management	and service	Other	operating	expense	operating
Share class	fee	(12b-1) fees	expenses	expenses	reimbursement[1]	expenses
Class 1	1.00	0.05	0.07	1.12	-0.02	1.10

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	112	354	615	1,361
In the “Principal investment strategies” section in the Fund’s Summary section and in the “Additional Information about the Funds” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the Fund’s summary section, under the “Past performance” section, the “Average annual total returns” table is revised and replaced with the following:

	One	Five	Since	Date of
Average annual total returns (%)	Year	Year	Inception	Inception
as of 12-31-10				10-15-05
Class 1 before tax	14.88	8.86	10.21
Class 1 After tax on distributionsA	14.69	6.45	7.86
Class 1 After tax on distributions, with saleA	9.71	6.96	8.18
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88	10-15-05
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75	10-15-05
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20	10-15-05
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07	10-15-05
A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
*Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

John Hancock Natural Resources Fund | Prospectus Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf5_SupplementTextBlock
John Hancock Funds II
Supplement dated June 29, 2012
to the Class A Prospectus dated December 31, 2011, as supplemented April 20, 2012
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	1.00
Distribution and service (12b-1) fees	0.30
Other expenses	0.47
Total annual operating expenses	1.77

Contractual expense reimbursement[1,2]	-0.19
Total annual fund operating expenses after expense reimbursements	1.58

[1]	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.58% of the average annual net assets for Class A shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

[2]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
Shares	Sold	Kept
1 Year	653	653
3 Years	1,012	1,012
5 Years	1,394	1,394
10 Years	2,465	2,465
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class A before tax	8.63	6.96	8.32
After tax on distributions	8.60	4.60	6.02
After tax on distributions, with sale	5.65	5.32	6.54
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating costs (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-10
John Hancock Natural Resources Fund | Prospectus Class A Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual operating expenses	rr_ExpensesOverAssets	1.77%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1],[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	653
3 Years	rr_ExpenseExampleYear03	1,012
5 Years	rr_ExpenseExampleYear05	1,394
10 Years	rr_ExpenseExampleYear10	2,465
1 Year	rr_ExpenseExampleNoRedemptionYear01	653
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,012
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,394
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,465
John Hancock Natural Resources Fund | Prospectus Class A Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Year	rr_AverageAnnualReturnYear05	6.96%
Inception	rr_AverageAnnualReturnSinceInception	8.32%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class A Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Year	rr_AverageAnnualReturnYear05	4.60%
Inception	rr_AverageAnnualReturnSinceInception	6.02%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class A Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Year	rr_AverageAnnualReturnYear05	5.32%
Inception	rr_AverageAnnualReturnSinceInception	6.54%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class A Shares | MSCI World Energy Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.52%	[3]
5 Year	rr_AverageAnnualReturnYear05	6.57%	[3]
Inception	rr_AverageAnnualReturnSinceInception	4.88%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class A Shares | MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.74%	[3]
5 Year	rr_AverageAnnualReturnYear05	14.73%	[3]
Inception	rr_AverageAnnualReturnSinceInception	15.75%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class A Shares | 60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.09%	[3]
5 Year	rr_AverageAnnualReturnYear05	10.25%	[3]
Inception	rr_AverageAnnualReturnSinceInception	9.58%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class A Shares | 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Year	rr_AverageAnnualReturnYear05	8.83%
Inception	rr_AverageAnnualReturnSinceInception	8.20%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class A Shares | MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Year	rr_AverageAnnualReturnYear05	(1.36%)
Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf5_SupplementTextBlock
John Hancock Funds II
Supplement dated June 29, 2012
to the Class I Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	1.00
Other expenses[1]	0.55
Total annual operating expenses	1.55

Contractual expense reimbursement[2,3]	- 0.17
Total annual fund operating expenses after expense reimbursements	1.38

1	“Other expenses” have been restated to reflect current transfer agency and service fees.

2	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.38% of the average annual net assets for Class I shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

[3]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class I
1 Year	140
3 Years	473
5 Years	829
10 Years	1,831
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class I before tax	14.64	8.79	10.13
After tax on distributions	14.51	6.37	7.78
After tax on distributions, with sale	9.56	6.89	8.11
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating costs (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-10
John Hancock Natural Resources Fund | Prospectus Class I Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%	[4]
Total annual operating expenses	rr_ExpensesOverAssets	1.55%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,831
John Hancock Natural Resources Fund | Prospectus Class I Shares | before tax | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.64%
5 Year	rr_AverageAnnualReturnYear05	8.79%
Inception	rr_AverageAnnualReturnSinceInception	10.13%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class I Shares | After tax on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.51%
5 Year	rr_AverageAnnualReturnYear05	6.37%
Inception	rr_AverageAnnualReturnSinceInception	7.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class I Shares | After tax on distributions, with sale | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.56%
5 Year	rr_AverageAnnualReturnYear05	6.89%
Inception	rr_AverageAnnualReturnSinceInception	8.11%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class I Shares | MSCI World Energy Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.52%	[3]
5 Year	rr_AverageAnnualReturnYear05	6.57%	[3]
Inception	rr_AverageAnnualReturnSinceInception	4.88%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class I Shares | MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.74%	[3]
5 Year	rr_AverageAnnualReturnYear05	14.73%	[3]
Inception	rr_AverageAnnualReturnSinceInception	15.75%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class I Shares | 60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.09%	[3]
5 Year	rr_AverageAnnualReturnYear05	10.25%	[3]
Inception	rr_AverageAnnualReturnSinceInception	9.58%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class I Shares | 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Year	rr_AverageAnnualReturnYear05	8.83%
Inception	rr_AverageAnnualReturnSinceInception	8.20%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class I Shares | MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Year	rr_AverageAnnualReturnYear05	(1.36%)
Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf5_SupplementTextBlock
John Hancock Funds II
Supplement dated June 29, 2012
to the Class R6 Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.00
Other expenses[1]	0.49
Total annual operating expenses	1.49

Contractual expense reimbursement[2,3]	- 0.21
Total annual fund operating expenses after expense reimbursements	1.28

1	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.

2	The adviser has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.28% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[3]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R6
1 Year	130
3 Years	450
5 Years	793
10 Years	1,762
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class R6 before tax	14.48	8.54	9.88
After tax on distributions	14.26	6.11	7.51
After tax on distributions, with sale	9.45	6.67	7.89
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating costs (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-10
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.49%	[6]
Total annual operating expenses	rr_ExpensesOverAssets	1.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	793
10 Years	rr_ExpenseExampleYear10	1,762
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | before tax | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Year	rr_AverageAnnualReturnYear05	8.54%
Inception	rr_AverageAnnualReturnSinceInception	9.88%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | After tax on distributions | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.26%
5 Year	rr_AverageAnnualReturnYear05	6.11%
Inception	rr_AverageAnnualReturnSinceInception	7.51%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | After tax on distributions, with sale | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Year	rr_AverageAnnualReturnYear05	6.67%
Inception	rr_AverageAnnualReturnSinceInception	7.89%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | MSCI World Energy Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.52%	[3]
5 Year	rr_AverageAnnualReturnYear05	6.57%	[3]
Inception	rr_AverageAnnualReturnSinceInception	4.88%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.74%	[3]
5 Year	rr_AverageAnnualReturnYear05	14.73%	[3]
Inception	rr_AverageAnnualReturnSinceInception	15.75%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | 60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.09%	[3]
5 Year	rr_AverageAnnualReturnYear05	10.25%	[3]
Inception	rr_AverageAnnualReturnSinceInception	9.58%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Year	rr_AverageAnnualReturnYear05	8.83%
Inception	rr_AverageAnnualReturnSinceInception	8.20%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class R6 Shares | MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Year	rr_AverageAnnualReturnYear05	(1.36%)
Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf5_SupplementTextBlock
John Hancock Funds II
Supplement dated June 29, 2012
to the Class NAV Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund	Contractual	Net fund
	Management	and service	Other	operating	expense	operating
Share class	fee	(12b-1) fees	expenses	expenses	reimbursement[1]	expenses
Class NAV	1.00	—	0.07	1.07	- 0.02	1.05

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	107	338	588	1,304
In the “Principal investment strategies” section in the Fund’s Summary section and in the “Additional Information about the Funds” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the Fund’s summary section, under the “Past performance” section, the “Average annual total returns” table is revised and replaced with the following:

	One	Five	Since	Date of
Average annual total returns (%)	Year	Year	Inception	Inception
as of 12-31-10				10-15-05
Class NAV before tax	14.88	8.91	10.26
Class NAV After tax on distributionsA	14.67	6.47	7.88
Class NAV After tax on distributions, with saleA	9.71	6.99	8.21
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88	10-15-05
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75	10-15-05
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20	10-15-05
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07	10-15-05
A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
*Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-10
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	1.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	588
10 Years	rr_ExpenseExampleYear10	1,304
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | before tax | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Year	rr_AverageAnnualReturnYear05	8.91%
Inception	rr_AverageAnnualReturnSinceInception	10.26%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | After tax on distributions | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.67%	[8]
5 Year	rr_AverageAnnualReturnYear05	6.47%	[8]
Inception	rr_AverageAnnualReturnSinceInception	7.88%	[8]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | After tax on distributions, with sale | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%	[8]
5 Year	rr_AverageAnnualReturnYear05	6.99%	[8]
Inception	rr_AverageAnnualReturnSinceInception	8.21%	[8]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | MSCI World Energy Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.52%	[3]
5 Year	rr_AverageAnnualReturnYear05	6.57%	[3]
Inception	rr_AverageAnnualReturnSinceInception	4.88%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.74%	[3]
5 Year	rr_AverageAnnualReturnYear05	14.73%	[3]
Inception	rr_AverageAnnualReturnSinceInception	15.75%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | 60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.09%	[3]
5 Year	rr_AverageAnnualReturnYear05	10.25%	[3]
Inception	rr_AverageAnnualReturnSinceInception	9.58%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Year	rr_AverageAnnualReturnYear05	8.83%
Inception	rr_AverageAnnualReturnSinceInception	8.20%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class NAV Shares | MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Year	rr_AverageAnnualReturnYear05	(1.36%)
Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf5_SupplementTextBlock
John Hancock Funds II
Supplement dated June 29, 2012
to the Class 1 Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund	Contractual	Net fund
	Management	and service	Other	operating	expense	operating
Share class	fee	(12b-1) fees	expenses	expenses	reimbursement[1]	expenses
Class 1	1.00	0.05	0.07	1.12	-0.02	1.10

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	112	354	615	1,361
In the “Principal investment strategies” section in the Fund’s Summary section and in the “Additional Information about the Funds” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the Fund’s summary section, under the “Past performance” section, the “Average annual total returns” table is revised and replaced with the following:

	One	Five	Since	Date of
Average annual total returns (%)	Year	Year	Inception	Inception
as of 12-31-10				10-15-05
Class 1 before tax	14.88	8.86	10.21
Class 1 After tax on distributionsA	14.69	6.45	7.86
Class 1 After tax on distributions, with saleA	9.71	6.96	8.18
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88	10-15-05
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75	10-15-05
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20	10-15-05
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07	10-15-05
A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
*Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-10
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,361
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | before tax | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Year	rr_AverageAnnualReturnYear05	8.86%
Inception	rr_AverageAnnualReturnSinceInception	10.21%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | After tax on distributions | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.69%	[8]
5 Year	rr_AverageAnnualReturnYear05	6.45%	[8]
Inception	rr_AverageAnnualReturnSinceInception	7.86%	[8]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | After tax on distributions, with sale | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%	[8]
5 Year	rr_AverageAnnualReturnYear05	6.96%	[8]
Inception	rr_AverageAnnualReturnSinceInception	8.18%	[8]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | MSCI World Energy Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.52%	[3]
5 Year	rr_AverageAnnualReturnYear05	6.57%	[3]
Inception	rr_AverageAnnualReturnSinceInception	4.88%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.74%	[3]
5 Year	rr_AverageAnnualReturnYear05	14.73%	[3]
Inception	rr_AverageAnnualReturnSinceInception	15.75%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | 60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.09%	[3]
5 Year	rr_AverageAnnualReturnYear05	10.25%	[3]
Inception	rr_AverageAnnualReturnSinceInception	9.58%	[3]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Year	rr_AverageAnnualReturnYear05	8.83%
Inception	rr_AverageAnnualReturnSinceInception	8.20%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
John Hancock Natural Resources Fund | Prospectus Class 1 Shares | MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Year	rr_AverageAnnualReturnYear05	(1.36%)
Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
[2]	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.58% of the average annual net assets for Class A shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
[3]	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers' outlook on the fund's investments and allocations to natural resources sectors.
[4]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[5]	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.38% of the average annual net assets for Class I shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[7]	The adviser has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.28% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[8]	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012